Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payable And Accrued Expenses Tables
Accounts payable and accrued expenses	Accounts payable and accrued expenses consisted of the following at December 31:
	2012	2011

Accounts payable	$210,000	$106,000
Accrued expenses	218,000	164,000
	$428,000	$270,000